Related Parties Disclosure - Schedule of Consolidated Entities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
WISeKey SA [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	1999
Common stock held by subsidiary	$ 933,436
Ownership percentage	95.75%	95.75%
Nature of business	Main operating company. Sales and R&D services
SEALSQ France SAS [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	France
Year of incorporation	2010
Common stock held by subsidiary	$ 1,473,162
Ownership percentage	5.85%	6.78%
Nature of business	Chip manufacturing, sales & distribution
WiseTrust SA [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	1999
Common stock held by subsidiary	$ 680,000
Ownership percentage	100.00%	100.00%
Nature of business	Non-operating investment company
ISeKey ELA SL [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Spain
Year of incorporation	2006
Common stock held by subsidiary	$ 4,000,000
Ownership percentage	95.75%	95.75%
Nature of business	Sales & support
WISeKey SAARC [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	U.K.
Year of incorporation	2016
Common stock held by subsidiary	$ 100,000
Ownership percentage	51.00%	51.00%
Nature of business	Non trading
WISeKey USA Inc [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	U.S.A.
Year of incorporation	2006
Common stock held by subsidiary	$ 6,500
Ownership percentage	95.75%	95.75%
Nature of business	Sales & support
WISeKey India Private Ltd [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	India
Year of incorporation	2016
Common stock held by subsidiary	$ 1,000,000
Ownership percentage	45.90%	45.90%
Nature of business	Sales & support
SEALSQ Japan KK [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Japan
Year of incorporation	2017
Common stock held by subsidiary	$ 1,000,000
Ownership percentage	5.85%	6.78%
Nature of business	Sales & distribution
SEALSQ France, Taiwan Branch [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Taiwan
Year of incorporation	2017
Common stock held by subsidiary	$ 100,000
Ownership percentage	5.85%	6.78%
Nature of business	Sales & distribution branch
WISeCoin AG [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2018
Common stock held by subsidiary	$ 100,000
Ownership percentage	90.00%	90.00%
Nature of business	Sales & distribution
WISeKey Equities AG [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2018
Common stock held by subsidiary	$ 100,000
Ownership percentage	100.00%	100.00%
Nature of business	Financing, Sales & distribution
WISeKey Semiconductors GmbH [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Germany
Year of incorporation	2019
Common stock held by subsidiary	$ 25,000
Ownership percentage	100.00%	100.00%
Nature of business	Sales & distribution
WISeKey Arabia - Information Technology Ltd [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Saudi Arabia
Year of incorporation	2019
Common stock held by subsidiary	$ 200,000
Ownership percentage	51.00%	51.00%
Nature of business	Sales & distribution
WISe.ART AG [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2020
Common stock held by subsidiary	$ 114,286
Ownership percentage	87.50%	87.50%
Nature of business	Sales & distribution
WISeKey Vietnam Ltd [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Vietnam
Year of incorporation	2021
Common stock held by subsidiary	$ 689,400,000
Ownership percentage	95.75%	95.75%
Nature of business	R&D
SEALSQ Corp [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	British Virgin Islands
Year of incorporation	2022
Common stock held by subsidiary	$ 229,453
Ownership percentage	5.85%	6.78%
Nature of business	Sales & support
WISeKey (Gibraltar) Limited [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Gibraltar
Year of incorporation	2022
Common stock held by subsidiary	$ 100
Ownership percentage	100.00%	100.00%
Nature of business	Sales & support
WiSeSat.Space AG [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2023
Common stock held by subsidiary	$ 100,000
Ownership percentage	92.47%	92.47%
Nature of business	Sales & distribution
SEALSQ USA Ltd [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	U.S.A.
Year of incorporation	2024
Ownership percentage	5.85%	6.78%
Nature of business	Sales & support
SEALCOIN AG [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2024
Common stock held by subsidiary	$ 133,333
Ownership percentage	75.00%	75.00%
Nature of business	Sales & distribution
WISeKey International Corp. [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	British Virgin Islands
Year of incorporation	2025
Ownership percentage	100.00%	100.00%
Nature of business	Non trading
WISeSat.Space Corp. [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	British Virgin Islands
Year of incorporation	2025
Ownership percentage	92.47%	92.47%
Nature of business	Non trading
WISeSat.Space Iberica, S.L. [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Spain
Year of incorporation	2025
Common stock held by subsidiary	$ 3,000
Ownership percentage	92.47%
Nature of business	Non trading
IC'Alps SAS [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	France
Year of incorporation	2025
Common stock held by subsidiary	$ 1,100,000
Ownership percentage	5.85%	6.78%
Nature of business	Custom ASIC design services
Miraex SA [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2019
Common stock held by subsidiary	$ 904,536
Ownership percentage	100.00%
Nature of business	Photonic integrated circuit (PIC) platform
Wecan Group SA [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2017
Common stock held by subsidiary	$ 304,911
Ownership percentage	3.25%	2.16%
Nature of business	Blockchain solutions for data quality and compliance in the financial sector
QAIT Corp. (subsequently renamed Quantisimo Corp.) [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	British Virgin Islands
Year of incorporation	2025
Ownership percentage	100.00%	100.00%
Nature of business	Non trading
QAIT Association [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2026
Ownership percentage
Nature of business	SEALCOIN ecosystem and token-related activities
Trust Protocol Association [Member]
Related Parties Disclosure [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2019
Ownership percentage	100.00%	100.00%
Nature of business	Association cofounded by WISeKey Equities AG involved in Internet security
Quantix Edge Security, S.L. [Member]
Related Parties Disclosure [Line Items]
Ownership percentage	25.50%	25.50%
Nature of business	Equity method investment